Principal joint ventures - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Consolidated sales revenue		$ 63,495	$ 44,611	$ 43,165
Depreciation and amortisation		(4,697)	(4,279)	(4,384)
Finance expense		(243)	(268)	(554)
Income tax		(8,258)	(4,991)	(4,147)
Profit after tax for the year		22,575	10,400	6,972
Other comprehensive (loss)/income		(1,270)	2,584	346
Total comprehensive income/(loss)	[1]	21,305	12,984	$ 7,318
Non-current assets		78,464	76,535
Current assets		24,432	20,855
Non-current liabilities		(33,679)	(33,880)
Net assets		56,590	51,903
Cash and cash equivalents		12,807	10,381
Minera Escondida Ltda
Disclosure of joint ventures [line items]
Consolidated sales revenue		9,783	7,650
Depreciation and amortisation		(1,160)	(1,427)
Impairment charges		0	0
Other operating costs		(3,066)	(2,756)
Operating profit/(loss)		5,557	3,467
Finance expense		(134)	(137)
Income tax		(2,133)	(1,197)
Profit after tax for the year		3,290	2,133
Other comprehensive (loss)/income		40	(40)
Total comprehensive income/(loss)		3,330	2,093
Non-current assets		11,490	11,833
Current assets		2,857	3,107
Current liabilities		(2,017)	(1,813)
Non-current liabilities		(4,633)	(4,560)
Net assets		7,697	8,567
Cash and cash equivalents		857	1,103
– current financial liabilities		(550)	(790)
– non-current financial liabilities		(2,660)	(2,560)
Dividends received from joint venture (Rio Tinto share)		1,374	585
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Consolidated sales revenue		900	640
Depreciation and amortisation		(115)	(115)
Impairment charges		0	(1,100)
Other operating costs		(510)	(430)
Operating profit/(loss)		275	(1,005)
Finance expense		(30)	(20)
Income tax		(35)	(15)
Profit after tax for the year		210	(1,040)
Other comprehensive (loss)/income		0	0
Total comprehensive income/(loss)		210	(1,040)
Non-current assets		1,765	1,850
Current assets		360	270
Current liabilities		(175)	(675)
Non-current liabilities		(730)	(200)
Net assets		1,220	1,245
Cash and cash equivalents		45	30
– current financial liabilities		(40)	(565)
– non-current financial liabilities		(560)	(30)
Dividends received from joint venture (Rio Tinto share)		$ 47	$ 0

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.